                                ING EQUITY TRUST
                        ING Principal Protection Fund II
                        ING Principal Protection Fund III
                        ING Principal Protection Fund VI
                                    ("Funds")

                         Supplement dated June 12, 2006
     to ING Principal Protection Fund II, ING Principal Protection Fund III
            and ING Principal Protection Fund VI Class Q Prospectuses dated November 5, 2001, March 1, 2002 and January 10, 2003, respectively.

     On May 25, 2006, the Board of Trustees of ING Equity Trust approved the dissolution of the above referenced Funds' Class Q shares.